Fair Value Measurement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair Value Measurement [Line Items]
Loss gain on investment	¥ 4,576	$ 654	¥ 240	¥ (518)
Class A [Member]
Fair Value Measurement [Line Items]
Management fee	0.60%
Class B [Member]
Fair Value Measurement [Line Items]
Management fee
Sub-fund Investment [Member]
Fair Value Measurement [Line Items]
Net asset value	¥ 13,605